LOAN PAYABLE (Details) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 01, 2015	Oct. 31, 2012	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans Payable
Fair value of warrants							$ 90,000	$ 251,000
Interest expense			$ 18,000	$ 32,000	$ 58,000	$ 117,000	$ 155,000	172,000	$ 136,000
Equipment Line of Credit
Loans Payable
Interest expense			17,000	24,000	56,000	76,000
MassDev
Loans Payable
Line of credit, maximum		$ 2,000,000
Line of credit for working capital purpose		$ 200,000
Fixed interest rate (as a percent)		6.50%
Period for interest-only payments		30 months
Period for charging equal installments of interest and principal		54 months
Maturity date		Oct. 05, 2019
Commencement date of monthly installments	May 01, 2015						May 01, 2015
Amount of monthly payment	$ 41,000
Future Principal payment due remainder of year : 2017			108,000		108,000
Future Principal payment due : 2018			452,000		452,000		$ 452,000
Future Principal payment due : 2019			400,000		400,000		400,000
MassDev | Common Stock
Loans Payable
Number of shares into which a warrant may be converted		9,037
MassDev | Warrants
Loans Payable
Warrant period		7 years
Exercise price of warrant (in dollars per share)		$ 6.64
Fair value of warrants		$ 32,000
MassDev | Warrants | Interest Expense
Loans Payable
Amortization of deferred financing costs			$ 1,000	$ 1,000	$ 3,000	$ 3,000	5,000	5,000	5,000
MassDev | Equipment Line of Credit
Loans Payable
Interest expense							$ 99,000	$ 126,000	$ 127,000